Debt - (Accounting for Credit Agreement amendment and Senior Notes redemption and issuance) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
(Gain) loss on extinguishment of debt	$ 0.3	$ 0.0	$ 1.8	$ 0.0	$ 1.3	$ 1.3	$ 3.4
LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
(Gain) loss on extinguishment of debt	$ 0.3	$ 0.0	$ 6.7	$ (21.2)	$ (19.9)	$ (57.4)	28.2
Revolving Credit Facility, Term Loan A and Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
(Gain) loss on extinguishment of debt							26.4
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances							62.1
Total							88.5
Revolving Credit Facility, Term Loan A and Senior Notes | New Debt Issuance Costs and Call Premiums | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
(Gain) loss on extinguishment of debt							21.2
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances							31.0
Total							52.2
Revolving Credit Facility, Term Loan A and Senior Notes | Previously Incurred Debt Issuance Costs | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
(Gain) loss on extinguishment of debt							5.2
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances							31.1
Total							$ 36.3